Qualified Affordable Housing Project Investments- Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments Schedule [Abstract]
Investment in qualified affordable housing projects	$ 4,939	$ 4,280
Unfunded Commitment in qualified affordable housing projects	$ 3,093	3,146
Commitments expected to be fulfill	The Company expects to fulfill these commitments during the years 2016 through 2024.
Amortization expense for qualified affordable housing project investments	$ 224	248
Tax credits from investment in affordable housing	$ 435	$ 399